4. Mining Option Agreement (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 19, 2017	Dec. 31, 2016	Aug. 23, 2016
Investment in Rio Silver equities	$ 70,609	$ 109,532		$ 59,753
Impairment of investment	(38,923)	$ 0
Option Agreement [Member] | Rio Silver [Member]
Investment in Rio Silver equities			$ 58,297		$ 59,753
Impairment of investment	(38,923)
Magellan Gold Peru [Member]
Proceeds from sale of interest	1
Loss on disposition	$ (567)